CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2013
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

29. CONCENTRATION OF RISKS

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of December 31, 2012 and 2013, substantially all of the Group’s cash and cash equivalents were managed by financial institutions located in the United States and the PRC which management believes are of high credit quality.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC. As a percentage of total accounts receivable, the top five customers accounted for 86% and 91% as of December 31, 2012 and 2013, respectively.

Due to the Group’s dependence on a limited number of customers, any negative events or deterioration in financial strength with the Group’s customers or deterioration of relationship with the Group’s customers, may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The major customers and the portion of revenue from these customers for the years ended December 31, 2011, 2012 and 2013 are listed below:

		For the Years Ended December 31,
Customers	Segment	2011	2012	2013
Yunnan Nujiang Electric Power Co., Ltd.	Yunnan Province	7%	5%	6%
Yunnan Dehong Electric Power Co., Ltd.	Yunnan Province	11%	6%	8%
Yunnan Honghe Electric Power Co., Ltd.	Yunnan Province	1%	1%	2%
Yunnan Grid Company, Ltd.	Yunnan Province	4%	3%	3%
Sichuan Cangxi Electric Power Co., Ltd.	Sichuan Province	1%	1%	1%
Lishui Electric Power Bureau	Zhejiang Province	43%	46%	49%
Fujian Electric Power Co., Ltd.	Fujian Province	16%	20%	19%
Pingnan Power Supply Company	Fujian Province	8%	5%	—
Shaowu Electric Power Bureau	Fujian Province	7%	9%	9%
Nanping Electric Power Bureau	Fujian Province	2%	4%	3%
		100%	100%	100%

Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies. Under Mainland China’s Foreign Exchange Currency Regulation and Administration, the Group is permitted to exchange RMB for foreign currencies through banks authorized to conduct foreign exchange business. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with invoices and signed contracts.

Foreign currency exchange rate risk

On July 21, 2005, the PRC government changed its decade-old policy of pegging the value of the RMB to US$. Under the new policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. This change in policy has resulted in an approximately 4.9%, 0.2% and 3.0% appreciation of the RMB against the US$ in 2011, 2012 and 2013, respectively. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. While the international reaction to the RMB revaluation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and more significant volatility of the RMB against the US$.

Any significant revaluation of RMB may materially and adversely affect the cash flows, revenues, earnings and financial position in US$.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for almost 30 years, no assurance can be given that the PRC Government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.